Cost Of Sales And Operating Expenses - Summary of Administrative Expenses (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Allowance for doubtful accounts	$ 1,794